UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-8799

                      Oppenheimer Capital Preservation Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: January 31, 2005
                                             ----------------

ITEM 1. SCHEDULE OF INVESTMENTS.
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
STATEMENT OF INVESTMENTS                                                         January 31, 2005/Unaudited
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                                                                           Principal
                                                                              Amount              Value
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SHORT-TERM NOTES--83.2%
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ASSET BACKED--40.3%
Amsterdam Funding Corp., 2.38%, 2/14/05                                 $ 10,000,000      $   9,991,406
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Barton Capital Corp., 2.40%, 2/7/05                                       16,830,000         16,823,268
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Chesham Finance LLC, 2.38%, 2/28/05                                       10,000,000          9,982,150
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Crown Point Capital Co., 2.16%, 4/6/05                                    10,000,000          9,951,600
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Eiffel Funding LLC, 2.36%, 2/9/05                                         10,000,000          9,994,756
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Eiffel Funding LLC, 2.44%, 3/3/05                                          5,450,000          5,438,918
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Gotham Funding Corp., 2.55%, 2/7/05                                       15,000,000         14,993,625
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GOVCO, Inc., 2.46%, 3/21/05                                               10,000,000          9,967,200
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Neptune Funding Corp., 2.13%, 3/28/05                                     10,000,000          9,967,458
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Neptune Funding Corp., 2.53%, 2/1/05                                       5,000,000          5,000,000
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Neptune Funding Corp., 2.53%, 3/7/05                                       2,684,000          2,677,587
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Old Line Funding Corp., 2.35%, 2/15/05                                    15,000,000         14,986,292
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Perry Global Funding LLC, Series A, 2.35%, 2/8/05                         10,000,000          9,995,431
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Sheffield Receivables Corp., 2.33%, 2/9/05                                15,000,000         14,992,233
                                                                                           ----------------
                                                                                            144,761,924
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CAPITAL MARKETS--7.8%
Citigroup Global Markets Holdings, Inc., 2.48%, 2/11/05                   18,000,000         17,987,600
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Morgan Stanley, 2.37%, 3/14/05                                            10,000,000          9,991,442
                                                                                           ----------------
                                                                                             27,979,042
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COMMERCIAL BANKS--18.7%
Barclays US Funding Corp., 2.34%, 2/28/05                                 10,000,000          9,982,450
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Nationwide Building Society, 2.12%, 2/1/05                                10,000,000         10,000,000
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Rabobank USA Financial Corp., 2.51%, 2/1/05                               17,000,000         17,000,000
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Skandinaviska Enskilda Banken AB, 2.36%, 2/10/05                          15,000,000         14,991,150
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UBS Finance (Delaware) LLC, 2.34%, 2/14/05                                15,000,000         14,987,325
                                                                                           ----------------
                                                                                             66,960,925
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COMMERCIAL FINANCE--4.2%
Countrywide Home Loans, 2.50%, 2/11/05                                    15,000,000         14,989,667
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DIVERSIFIED FINANCIAL SERVICES--4.7%
HSBC Finance Corp., 2.53%, 2/1/05                                         17,000,000         17,000,000
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SPECIAL PURPOSE FINANCIAL--7.5%
Cooperative Assn. of Tractor Dealers, Inc., Series A, 2.52%, 2/1/05       17,000,000         17,000,000
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K2 (USA) LLC, 2.28%, 2/16/05                                              10,000,000          9,990,500
                                                                                       --------------------
                                                                                             26,990,500
                                                                                       --------------------
Total Short-Term Notes (Cost $298,065,929)                                                  298,682,058
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JOINT REPURCHASE AGREEMENTS--17.0% 1
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Undivided interest of 3.80% in joint repurchase agreement
(Principal Amount/Value $1,603,710,000, with a maturity value of
$1,603,819,141) with UBS Warburg LLC, 2.45%, dated 1/31/05, to be repurchased at $60,911,145 on 2/1/05, collateralized by Federal
National Mortgage Assn., 5%--6%, 3/1/34--8/1/34, with a value of
$1,637,129,989  (Cost $60,907,000)                                        60,907,000         60,907,000

1     |     Oppenheimer Capital Preservation Fund

STATEMENT OF INVESTMENTS                                                         January 31, 2005/Unaudited
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                                                                                                  Value
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Total Investments, at Value (Cost $358,972,929)                                 100.2%    $ 359,589,058
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Liabilities in Excess of Other Assets                                            (0.2)         (713,928)

                                                                         ----------------------------------
Net Assets                                                                      100.0%    $ 358,875,130
                                                                         ==================================
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Footnote to Statement of Investments

1. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $358,972,929
                                              ============

Net unrealized appreciation                   $    616,129
                                              ============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS


SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The NewYork Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. The Fund will, under normal circumstances, invest in Class Y shares of Oppenheimer Limited-Term Government Fund, Oppenheimer Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund, and in shares of Oppenheimer Money Market Fund, Inc. (collectively referred to as the "underlying funds"). The net asset values of the underlying funds are determined as of the close of the New York Stock Exchange, on each day the Exchange is open for trading. The Fund may invest in certain portfolio securities, as described in the Fund's prospectus. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board


2     |     Oppenheimer Capital Preservation Fund

STATEMENT OF INVESTMENTS                              January 31, 2005/Unaudited
--------------------------------------------------------------------------------

of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

SUBSEQUENT EVENT. At a Special Meeting of the Shareholders of the Fund on February 4, 2005, shareholders approved an Agreement and Plan of Reorganization between the Fund and Oppenheimer Cash Reserves ("Cash Reserves"), and the transactions contemplated thereby, including (a) the transfer of substantially all the assets of the Fund to Cash Reserves in exchange for Class A, Class B, Class C and Class N shares of Cash Reserves, (b) the distribution of these shares of Cash Reserves to the corresponding Class A, Class B, Class C and Class N shareholders of the Fund in complete liquidation of the Fund and (c) the cancellation of the outstanding shares of the Fund. Effective February 11, 2005, the Fund reorganized into Oppenheimer Cash Reserves.


3    |     Oppenheimer Capital Preservation Fund

ITEM 2. CONTROLS AND PROCEDURES.

        (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

        (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        (a) Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Preservation Fund


By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005